Warrant derivative liability (Underwriters warrants) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 23, 2010	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2011
Class of Warrant or Right [Line Items]
Change in fair value of warrant derivative liability			$ 2	$ 19
Underwriter Warrants [Member]
Class of Warrant or Right [Line Items]
Option to purchase warrants, value	$ 1
Number of ordianry shares available for purchase by warrants	16,667
Percentage of total shares sold in the secondary offering	5.00%
Percentage of the price of the shares sold in the secondary offering	120.00%
Exercise price of warrant	$ 24.00
Warrants repurchased					13,274
Warrants repurchased, value					$ 27
Warrants Repurchased Price Per Share					$ 2.00
Underwriter Warrants [Member] | American Binomial Option Valuation Model [Member]
Class of Warrant or Right [Line Items]
Estimated warrant exercise price				$ 24.00
Estimated warrant market price per share				$ 2.48
Expected remaining term				1 year
Expected volatility				176.00%
Risk-free interest rate				0.11%
Warrants fair value				$ 2